Inventories - Impairment of value of inventory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories.
Beginning Balance	$ 30,202	$ 34,762	$ 29,842
Provision for finished and in progress goods, note 20(a)	(338)	(4,049)	(10,536)
Reversal for finished and in progress goods, note 20(a)	(2,120)	(10,536)	(6,685)
Total of provision (reversal) for finished and in progress goods	(1,782)	(6,487)	3,851
Provision for spare parts and supplies, note 28(a)	30,255	27,304	20,478
Reversal for spare parts and supplies, note 28(a)	(27,304)	(25,377)	(19,409)
Provision (reversal) for impairment of spare parts and supplies	2,951	1,927	1,069
Final balance	$ 31,371	$ 30,202	$ 34,762